Significant Accounting Policies (Details) - Schedule of net loss per share and the weighted average number of shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss applicable to common stockholders	$ (3,358)	$ (1,624)
Denominator:
Number of shares of common stock used in computing basic and diluted net loss per share	14,341,518	11,171,704
Net loss of shares of common, basic and diluted	$ (0.23)	$ (0.14)